Goodwill and impairment test (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	€ 0	€ 0	€ 0
Goodwill	€ 18,419	€ 18,419	€ 18,419
Discount rate (WACC)	10.00%	11.50%	15.00%
Wittycel SAS
Disclosure of information for cash-generating units [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill				€ 13,632
Impairment loss recognised in profit or loss, goodwill				13,586
Impairment loss recognised in profit or loss, intangible assets other than goodwill	€ 0	€ 0	€ 0	€ 45
Splicos SAS
Disclosure of information for cash-generating units [line items]
Goodwill	€ 18,419	€ 18,419	€ 18,419